Subsequent Events (Narrative) (Details)	12 Months Ended
	Apr. 30, 2023 Shares $ / shares	Apr. 30, 2022 Shares $ / shares
Disclosure of non-adjusting events after reporting period [line items]
Stock options granted | Shares	2,720,000	6,974,000
Exercise price | $ / shares	$ 1.63	$ 2.25
Directors, Officers, Employees, And Consultants [Member]
Disclosure of non-adjusting events after reporting period [line items]
Stock options granted | Shares	3,850,000
Exercise price | $ / shares	$ 1.6